Filed Pursuant to Rule 497(a)

File No. 333-275154

Filed Pursuant to Section 24(b)

File No. 811-23913

Rule 482 ad

Post Figure Markets @FigureMarkets Introducing the first-ever new type of SEC-regulated, yield-bearing stablecoin that is transferable: SYLDS Yield variable at SOFR minus 50bps (current ~3.85%) No staking or lockups Buy/sell 24x7 It's time for real assets with real value. 0:02 3:35 PM Feb 21,2025 10.3K Views 8 16 54 10 Read 8 replies